Expenses by category	12 Months Ended
Dec. 31, 2021
Expenses by category [Abstract]
Expenses by category
14.	Expenses by category

Research and Development

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Operating expenses	44,289	43,787	37,465
Payroll expenses	16,465	14,424	12,382
Share-based compensation	1,528	1,276	585
Total research and development expenses	62,282	59,487	50,432

For the year ended December 31, 2021, 2020 and 2019, the Company incurred CHF 62.3 million, CHF 59.5 million and CHF 50.4 million in research and development expenses, respectively. These increases are predominantly driven by increases in investments in our research and development projects, reallocation of certain IT and facilities expenditures and annualization of prior year full-time equivalent (FTEs) hiring.

For the years ended December 31, 2021, 2020 and 2019, the Company had 108.6, 115.3 and 102.7 FTEs in research and development.

General and administrative

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Operating expenses	7,031	7,471	6,637
Payroll expenses	8,281	8,274	7,172
Share-based compensation	2,598	2,812	2,249
Total general and administrative expenses	17,910	18,557	16,058

For the years ended December 31, 2021, 2020 and 2019, the Company incurred CHF 17.9 million, CHF 18.6 million and CHF 16.1 million in general and administrative expenses, respectively. The decrease in 2021 compared with the prior year relates to the reallocation of certain IT and facilities expenditures that were not reclassified in the prior years.

For the years ended December 31, 2021, 2020 and 2019, the Company had 27.3, 26.7 and 24.1 FTEs within its general and administrative functions.

Financial result, net

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Financial income	6,485	78	303
Financial expense	(581)	(184)	(1,926)
Change in fair value of conversion feature	—	—	4,542
Exchange differences	113	(555)	(2,013)
Finance result, net	6,017	(661)	906

Our financial income and expense primarily consist of a gain on the fair value of our derivative financial asset associated with two convertible notes sold to certain Affiris affiliated entities and interest expense associated with our lease liabilities and short-term financial assets.

For the year ended December 31, 2021, the increase in financial result, net related primarily to a CHF 6.5 million gain on the conversion features related to the Company’s convertible notes due to certain Affiris affiliated entities as a result of fair value remeasurements.

Related to the Company’s convertible note settled with Lilly in 2019, we recorded CHF 1.4 million for amortization of effective interest for the year ended December 31, 2019 within financial expenses and recognized a CHF 4.5 million gain for the change in fair value of the liability related to the conversion feature. There were no comparable expenses or gains in 2021 nor 2020.